Group Cash Flow Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CASH FLOW FROM OPERATING ACTIVITIES
Cash generated by operations	R 5,031	R 5,052	R 4,289
Interest received	86	69	82
Interest paid	(370)	(387)	(180)
Income and mining taxes paid	(24)	(55)	(307)
Cash generated by operating activities	4,723	4,679	3,884
CASH FLOW FROM INVESTING ACTIVITIES
Increase in restricted cash	(21)	(15)	(32)
Decrease in amounts invested in restricted investments	5	187	0
Acquisition of Moab Khotsong	0	0	(3,474)
Additions to intangible assets	(8)	(1)	(9)
Redemption of preference shares from associates	59	32	0
Capital distributions from investments	7	30	0
Proceeds from disposal of property, plant and equipment	2	5	2
Additions to property, plant and equipment	(3,602)	(5,035)	(4,562)
Cash utilised by investing activities	(3,558)	(4,797)	(8,075)
CASH FLOW FROM FINANCING ACTIVITIES
Borrowings raised	6,541	1,522	6,937
Borrowings repaid	(5,661)	(1,353)	(4,063)
Proceeds from the issue of shares	3,466	211	1,003
Dividends paid	(3)	0	(154)
Lease payments	(38)	0	0
Cash generated from financing activities	4,305	380	3,723
Foreign currency translation adjustments	(106)	25	(72)
Net increase/(decrease) in cash and cash equivalents	5,364	287	(540)
Cash and cash equivalents - beginning of year	993	706	1,246
Cash and cash equivalents - end of year	R 6,357	R 993	R 706